Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 1,070,190	¥ 914,053	¥ 789,918
Income tax expense (benefit):
Current taxes	287,433	181,930	244,606
Deferred taxes	22,056	36,679	35,380
Total	309,489	218,609	279,986
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	(42,213)	(32,954)	(63,390)
Income tax expense (benefit):
Current taxes	9,539	7,236	11,036
Deferred taxes	(4,081)	(21,228)	17,470
Total	5,458	(13,992)	28,506
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	1,112,403	947,007	853,308
Income tax expense (benefit):
Current taxes	277,894	174,694	233,570
Deferred taxes	26,137	57,907	17,910
Total	¥ 304,031	¥ 232,601	¥ 251,480